Cover	Aug. 15, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Aug. 15, 2023
Entity File Number	001-41607
Entity Registrant Name	PONO CAPITAL THREE, INC.
Entity Central Index Key	0001930021
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	643 Ilalo Street
Entity Address, Address Line Two	#102
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	(808)
Local Phone Number	892-6611
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A Ordinary Share, and one Redeemable Warrant.
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, and one Redeemable Warrant.
Trading Symbol	PTHRU
Security Exchange Name	NASDAQ
Class A Ordinary Share, $0.0001 par value per share
Title of 12(b) Security	Class A Ordinary Share, $0.0001 par value per share
Trading Symbol	PTHR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	PTHRW
Security Exchange Name	NASDAQ